Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” to our named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021, 2022, 2023, 2024 and 2025 fiscal years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation and any applicable adjustments are reported as averages. The compensation committee does not use compensation actually paid as a basis for making compensation decisions. Further, the Company does not use financial performance measures to link compensation actually paid to the NEOs to Company performance.

Year	Summary compensation table total for PEO	Compensation actually paid to PEO (1)		Average compensation actually paid to non-PEO named executive officers (2)	Value of initial fixed $100		Net income (in thousands)
					Total shareholder return	Peer group total shareholder return (3)
2025	$3,329,980	$776,327	$1,353,009	$335,692	$87	$137	$(32,154)
2024	$3,452,019	$5,443,050	$1,460,479	$2,323,233	$114	$133	$1,114
2023	$3,271,489	$2,015,109	$1,141,236	$680,488	$89	$123	$44,433
2022	$3,694,988	$(2,791,636)	$1,318,641	$(1,329,298)	$108	$108	$(9,291)
2021	$2,437,496	$9,578,551	$1,028,479	$4,166,480	$203	$143	$23,106

PEO Total Compensation Amount	$ 3,329,980	$ 3,452,019	$ 3,271,489	$ 3,694,988	$ 2,437,496
PEO Actually Paid Compensation Amount	$ 776,327	5,443,050	2,015,109	(2,791,636)	9,578,551
Adjustment To PEO Compensation, Footnote

(1) Mr. Dondero was our PEO for all five reporting years. The following are the adjustments made during each year to arrive at the compensation actually paid to our PEO during each year.

Adjustments	2025	2024	2023	2022	2021
Amounts reported under “Stock Awards” in Summary Compensation Table	$(3,329,980)	$(3,452,019)	$(3,271,489)	$(3,694,988)	$(2,437,496)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$2,946,278	$4,665,646	$2,841,508	$1,917,100	$5,004,902
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,962,757)	$972,601	$(1,027,488)	$(4,642,664)	$4,537,970
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(207,195)	$(195,197)	$201,089	$(66,071)	$35,678
Total Adjustments	$(2,553,654)	$1,991,031	$(1,256,380)	$(6,486,624)	$7,141,055

Non-PEO NEO Average Total Compensation Amount	$ 1,353,009	1,460,479	1,141,236	1,318,641	1,028,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 335,692	2,323,233	680,488	(1,329,298)	4,166,480
Adjustment to Non-PEO NEO Compensation Footnote

(2) The Non-PEO NEOs for the 2025 calendar year are: Paul Richards, Matt McGraner and D.C. Sauter. The Non-PEO NEOs for the 2024 calendar year are: Brian Mitts, former Chief Financial Officer, Executive VP-Finance, Secretary and Treasurer, Matt McGraner and D.C. Sauter. The Non-PEO NEOs for the 2021, 2022 and 2023 calendar years are: Brian Mitts, Matt McGraner, D.C. Sauter and Matthew Goetz, former Senior VP-Investments and Asset Management. The following are the adjustments made during each year to arrive at the average compensation actually paid to our Non-PEO NEOs during each year.

Adjustments	2025	2024	2023	2022	2021
Amounts reported under “Stock Awards” in Summary Compensation Table	$(1,353,009)	$(1,460,479)	$(1,141,236)	$(1,318,641)	$(1,028,479)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$1,197,107	$1,973,940	$991,240	$683,656	$2,081,038
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(774,616)	$449,668	$(384,782)	$(1,982,466)	$2,072,097
Fair Value of Awards that are Granted and Vest in the Same Year as of the Vesting Date	-	-	18,129	-	-
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(86,799)	$(100,374)	$55,902	$(30,488)	$13,345
Total Adjustments	$(1,017,318)	$862,754	$(460,747)	$(2,647,939)	$3,138,001

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship between Compensation Paid and Performance Measures

The following charts set forth the relationship between the compensation actually paid to the PEO and the average compensation actually paid to the NEOs other than the PEO in fiscal 2021, 2022, 2023, 2024 and 2025 to each of (1) net income (loss) and (2) total shareholder return.

Total Shareholder Return Amount	$ 87	114	89	108	203
Peer Group Total Shareholder Return Amount	137	133	123	108	143
Net Income (Loss)	(32,154,000)	1,114,000	44,433,000	(9,291,000)	23,106,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,553,654)	1,991,031	(1,256,380)	(6,486,624)	7,141,055
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,329,980)	(3,452,019)	(3,271,489)	(3,694,988)	(2,437,496)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,946,278	4,665,646	2,841,508	1,917,100	5,004,902
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,962,757)	972,601	(1,027,488)	(4,642,664)	4,537,970
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,195)	(195,197)	201,089	(66,071)	35,678
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,017,318,000)	862,754,000	(460,747,000)	(2,647,939,000)	3,138,001,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,353,009,000)	(1,460,479,000)	(1,141,236,000)	(1,318,641,000)	(1,028,479,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,197,107,000	1,973,940,000	991,240,000	683,656,000	2,081,038,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(774,616,000)	449,668,000	(384,782,000)	(1,982,466,000)	2,072,097,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	18,129,000	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,799,000)	$ (100,374,000)	$ 55,902,000	$ (30,488,000)	$ 13,345,000